Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil (Tables)	12 Months Ended
Dec. 31, 2021
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Summary of amounts due from financial institutions

	12/31/2021	12/31/2020
Receivable commissions and bonus	—	—
Interbank deposits	1,729,676	502,347
Interbank onlendings	322,187	22
Total	2,051,862	502,369